Financial Risk Management - Capital Management - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Capitalization		$ 25,139.8	$ 23,845.6
Share of profit (loss) of associates		$ 169.6	221.1
Target capital level percentage		120.00%
Minimum supervisory target		150.00%
Quess | Investments accounted for using equity method
Disclosure of detailed information about financial instruments [line items]
Share of profit (loss) of associates	$ 889.9	$ 889.9	$ 889.9